Related Party Information	12 Months Ended
Dec. 31, 2025
Related Party Information [Abstract]
Related party information

29. Related party information

The Southern SelliBen Trust (“Trust”), Mzi Khumalo, Nostro Heritage Foundation, South Rivers Foundation, and Red Richmond Foundation are former shareholders of Greenstone and are now shareholders of Namib.

Refer to note 28 for information on dividends to related parties and to note 36 for subsequent events that affect a related party.

Related party receivables and payables

The Group’s related party payables relate to expenses incurred by the Group which were paid by Metallon, Metallon Management Services, and Metallon Gold Zimbabwe, an affiliate of Metallon. Mzi Khumalo is a significant shareholder of all entities. As of December 31, 2025, an offset agreement is in place between the Group and Metallon, allowing the Group to net its receivable and payable balances held with Metallon. All amounts are non-cash flows. The related party balances are unsecured, bear no interest, and do not have fixed repayment terms.

Related party receivables	2025	2024
Metallon Corporation Limited	$8,261	$8,261
Metallon Corporation Limited (US)	—	765
Metallon Management Services	2,185	2,185
Allowance for related party credit losses	(10,446)	(10,446)

Total	$—	$765

Related party payables	2025	2024
Metallon Corporation Limited	$—	$2,248
Metallon Gold Zimbabwe	2,277	1,138
Metallon Management Services	—	3
Total	$2,277	$3,389

The Group incurred related party credit losses of $0.0 million and $1.4 million as of December 31, 2025 and 2024, respectively, related to receivables owed by Metallon Corporation Limited and Metallon Management Services. The 2024 charge includes an additional provision of $1.2 million made during the year due to continued liquidity concerns in respect of the amounts owing from Metallon Corporation Limited. In addition, the Group recognized a credit loss of $0.2 million in 2024 on receivables due from Metallon Management Services, reflecting ongoing liquidity concerns.

Allowance for related party credit losses
Balance as of December 31, 2023	$9,020
Additions	1,618
Reversal	(192)
Balance as of December 31, 2024	10,446
Additions	—
Reversal	—
Balance as of December 31, 2025	$10,446

Purchase of residential properties

Bulawayo Mining Company (Private) Limited has historically occupied residential properties owned by Metallon Gold Zimbabwe (Private) Limited (“MGZ”), a related party. During the year, MGZ offered these properties for sale to Bulawayo Mining Company (Private) Limited for $1.2 million based on independent market valuations, which were reviewed and approved by management.

With effect from January 1, 2025, MGZ commenced charging rental for the use of the properties. Accordingly, rental expense of $48k for the period from January 1, 2025 to September 30, 2025 has been recognised in profit or loss. On September 30, 2025, Bulawayo Mining Company (Private) Limited completed the acquisition of the properties and recognised the assets in property, plant and equipment (see Note 14), together with the corresponding transfer entries. The transactions were conducted on an arm’s length basis and in accordance with agreed terms between the parties.

Key management personnel compensation

The amounts disclosed in the table below represent the compensation to key management personnel for the years ended December 31, 2025, and 2024. The amounts are recognized as administrative expenses in the consolidated statements of profit or loss and other comprehensive income.

	2025	2024
Short-term employee benefits	$2,361	$1,798
Key management bonuses	-	2,616
Non-executive director fees (Namib Minerals)	353	-
Non-executive director fees (BMC Zim)	218	288
Share based payments (see Note 34)	236	2,834
Post-employment benefits	14	14
Key management compensation	$3,182	$7,550

Effective July 1, 2024, the key management remuneration was expanded to include the costs of an additional three members of management, which have been reflected above for the year ended December 31, 2024. At December 31, 2025, amounts totaling $2.4 million (2024: $3 million) were owed to Directors of the Company and $0.1 million owed to the non-executive directors for services rendered in the fourth quarter of 2025.